Prepayment for Construction of New Plant (Tables)	6 Months Ended
Jun. 30, 2018
Prepayment For Construction Of New Plant [Abstract]
Schedule of carrying amount of the prepayment for construction of new plant

As at June 30, 2018
Prepaid in 2015	8,469,878
Recognized as construction in progress	(110,041)
8,359,837
Impairment loss in 2015:	(1,199,314)
7,160,523
Impairment loss in 2016:	(6,989,200)
Translation adjustment:	(171,323)
-